Operating Context - Additional Information (Detail) R$ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Plant MW	Dec. 31, 2017 USD ($) Plant MW	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of operating context [line items]
Current liabilities exceeded current assets amount | R$	R$ (126)
Short-term loans, financings and debentures | R$	2,371		R$ 4,837
Long-term loans, financings and debentures | R$	12,027		10,342
Positive operating cash flows | R$	580		1,213	R$ 3,008
Indebtedness from loans, financings and debentures | R$	14,398		R$ 15,179
Reprofiling of debt | R$	R$ 3,400
Baguari Energia [member]
Disclosure of operating context [line items]
Ownership interest	49.00%	49.00%
Neoenergia [member]
Disclosure of operating context [line items]
Ownership interest	51.00%	51.00%
Alianca Norte [member] | Vale [member]
Disclosure of operating context [line items]
Ownership interest	50.10%	50.10%
Alianca Norte [member] | Norte Energia [member]
Disclosure of operating context [line items]
Interest acquisition percentage	9.00%
Amazonia energia participacoes S A [member] | Light SA [member]
Disclosure of operating context [line items]
Ownership interest	25.50%	25.50%
Amazonia energia participacoes S A [member] | Norte Energia S.A [Member]
Disclosure of operating context [line items]
Ownership interest	9.77%	9.77%
Alianca [member]
Disclosure of operating context [line items]
Plant capacity	1,158	1,158
Assured energy offtake level of plant	652	652
Alianca [member] | Vale [member]
Disclosure of operating context [line items]
Percentage of total capital holding	55.00%	55.00%
Transmissora Alianca de Energia Eletrica S.A. [member] | Brazil [member]
Disclosure of operating context [line items]
Principal place of business of joint operation	17 states	17 states
Axxiom solucoesTecnologicas S.A. [member]
Disclosure of operating context [line items]
Ownership interest	49.00%	49.00%
Axxiom solucoesTecnologicas S.A. [member] | Light [member]
Disclosure of operating context [line items]
Ownership interest	51.00%	51.00%
Cemig GT [member]
Disclosure of operating context [line items]
Debt | $		$ 1
Number of power plants | Plant	60	60
Cemig GT [member] | Alianca Norte [member]
Disclosure of operating context [line items]
Ownership interest	49.90%	49.90%
Cemig GT [member] | Alianca [member]
Disclosure of operating context [line items]
Percentage of total capital holding	45.00%	45.00%
Cemig GT [member] | Hydroelectrical power plants [member]
Disclosure of operating context [line items]
Number of power plants | Plant	56	56
Cemig GT [member] | Wind power plants [member]
Disclosure of operating context [line items]
Number of power plants | Plant	3	3
Cemig GT [member] | Thermal power plant [member]
Disclosure of operating context [line items]
Number of power plants | Plant	1	1
Cemig Gerao Trs Marias S.A. [member]
Disclosure of operating context [line items]
Plant capacity	396	396
Assured energy offtake level of plant	239	239
Cemig Gerao Salto Grande S.A. [member]
Disclosure of operating context [line items]
Plant capacity	102	102
Assured energy offtake level of plant	75	75
Cemig Gerao Camargos S.A. [member]
Disclosure of operating context [line items]
Plant capacity	46	46
Assured energy offtake level of plant	21	21
Cemig Geracao Itutinga S.A. [member]
Disclosure of operating context [line items]
Plant capacity	28	28
Assured energy offtake level of plant	52	52
Cemig Geracao Lest S.A. [member]
Disclosure of operating context [line items]
Plant capacity	35.16	35.16
Assured energy offtake level of plant	18.64	18.64
Cemig Geracao Oeste S.A. [member]
Disclosure of operating context [line items]
Plant capacity	28.90	28.90
Assured energy offtake level of plant	11.21	11.21
Cemig Geracao Sul S.A. [member]
Disclosure of operating context [line items]
Plant capacity	39.53	39.53
Assured energy offtake level of plant	27.42	27.42
Cemig Telecomunicacoes S.A. [member] | Ativas Data Center [member]
Disclosure of operating context [line items]
Ownership interest	19.60%	19.60%
Ceming GT [Member] | Amazonia energia participacoes S A [member]
Disclosure of operating context [line items]
Ownership interest	74.50%	74.50%